Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) MWac
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		$ 16,634	$ 16,361	$ 35,976	$ 35,689
Redeemable non-controlling interest, held by related party		(3,393)	(7,072)	(7,159)	(13,914)
Net effect of non-controlling interests		13,241	9,289	28,817	21,775
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		(625)	(476)	(1,234)	(1,293)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests		15,503	14,496	33,735	32,335
Non-controlling interests - redeemable tax equity partnership units		1,756	$ 2,341	$ 3,475	$ 4,647
Turquoise Solar Facility
Noncontrolling Interest [Line Items]
Solar power capacity (megawatt ac) | MWac						10
Contributions from redeemable non-controlling interests	$ 2,000	$ 2,649				$ 1,403